Borrowings - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Borrowings
Fixed-rate debt, Amount	$ 28,770	$ 29,007
Floating-rate debt, Amount	13,886	16,044
Long-term debt (including current maturities)	$ 42,656	$ 45,052
Fixed-rate debt, Weighted-average Interest Rate (as a percent)	2.70%	2.70%
Floating-rate debt, Weighted-average Interest Rate (as a percent)	3.00%	2.10%
Interest rate swaps | Derivative instruments in fair value hedges
Borrowings
Notional amount	$ 7,563	$ 9,138